Interest rate benchmark reform (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 284,041	£ 308,255
Financial liabilities	£ 455,891	£ 442,813